Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents [Text Block]

6. Cash and cash equivalents

	December 31, 2022	December 31, 2021
	$	$
Cash held in banks	18,563	53,521
Short-term investments (maturities of 90 days or less)	37,548	-
Cash and cash equivalents	56,111	53,521

The Company's short-term investments have original maturity dates of 90 days or less, or are fully redeemable without penalty or loss of interest, and are held with highly rated Canadian financial institutions.